Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2025
Other payables and accruals [Abstract]
Schedule of Other Payables and Accruals
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Contract liabilities	32,509	27,513
Employee benefits payable	32,074	33,026
Accrued expenses	88,311	142,650
Other taxes payable	11,022	3,720
Revenue-based financing	2,604	—
Amount due to related parties (Note 30)	3,353	147,221
Others	12,098	5,218
	181,971	359,348
Included in other payables and accruals per balance sheet	179,051	358,357
Included in liabilities relating to assets classified as held for sale	2,920	991
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Advances from customers for charging service discount packages	13,955	14,313
Advances from platform users	11,669	9,256
Advances from customers for energy solutions	6,501	2,371
Others	384	1,573
	32,509	27,513
Included in other payables and accruals per balance sheet	30,644	27,508
Included in liabilities relating to assets classified as held for sale	1,865	5